Stock Options and Warrants - Warrants (Details)	3 Months Ended
	Sep. 30, 2013 USD ($)	Dec. 31, 2012 CAD	Nov. 01, 2010 Private Placement [Member]	Dec. 31, 2012 November 1, 2010 Warrant Issuance [Member]	Nov. 01, 2010 November 1, 2010 Warrant Issuance [Member] Private Placement [Member]	Oct. 18, 2013 Subsequent Event [Member]	Sep. 30, 2013 Subsequent Event [Member] November 1, 2010 Warrant Issuance [Member]
Class of Warrant or Right [Line Items]
Common Stock, Subscriptions Receipts Issued			1,327,840
Common Stock, Shares, Issued					1,327,834
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	66,434		1,327,840	1,327,834		177,276	177,276
Share Price	$ 10.24	6.30
Stock Issued During Period, Shares, Conversion of Convertible Securities	66,433